TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Tax Credit Carryforward [Line Items]
Israeli Corporate tax rate	23.00%	23.00%	23.00%
U.S. federal corporate income tax rate	21.00%	21.00%	21.00%
Interest and Exchange difference	$ 8	$ 8	$ 8
Domestic Tax Jurisdiction [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carry forwards	50,700	$ 34,600
State and Local Jurisdiction [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carry forwards	$ 1,700